Document and Entity Information	Feb. 23, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	6200 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	647-8519
Entity Information, Former Legal or Registered Name	Imara Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On March 1, 2023, Enliven Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report, among other things, the completion of a previously announced merger pursuant to which Iguana Merger Sub, Inc. merged with and into Enliven Inc. (formerly, Enliven Therapeutics, Inc.) (“Former Enliven”), with Former Enliven surviving as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”).The Company is filing this Amendment No. 1 (the “Amendment”) on Form 8-K/A to the Initial Form 8-K to provide: (i) certain historical financial information of Former Enliven and unaudited pro forma condensed combined financial information of the Company after giving pro forma effect to the Merger and (ii) certain voluntary disclosures concerning the financial condition of the Company. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Initial 8-K. Such financial information was excluded from the Initial Form 8-K in reliance on the instructions to such items.
Entity Central Index Key	0001672619
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1309 Beacon Street
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	Office 341
Entity Address, City or Town	Brookline
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02446